Leases (Details) - Schedule of future undiscounted cash flows for operating leases - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Maturity [Abstract]
Remainder of 2023	$ 619
2024	916	$ 858
2025	768	916
2026	706	768
2027	219	706
Thereafter	5,681
Total undiscounted lease payments	8,909	9,148
Less: imputed interest	3,249	3,345
Present value of lease liabilities	$ 5,660	$ 5,803